Quarterly Results of Operations (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 2,817,513	$ 2,858,551	$ 2,849,785	$ 2,909,135	$ 2,923,681	$ 2,830,112	$ 2,859,579	$ 2,901,492	$ 11,434,984	$ 11,514,864
Interest expense	274,630	277,603	247,184	248,909	252,749	267,433	293,141	314,050	1,048,326	1,127,373
Net interest income	2,542,883	2,580,948	2,602,601	2,660,226	2,670,932	2,562,679	2,566,438	2,587,442	10,386,658	10,387,491
Provision for loan losses	30,000	30,000	30,000	30,000	30,000	45,000	35,000	30,000	120,000	140,000
Net interest income after provision for loan losses	2,512,883	2,550,948	2,572,601	2,630,226	2,640,932	2,517,679	2,531,438	2,557,442	10,266,658	10,247,491
Noninterest income	1,099,642	1,088,058	1,034,670	1,039,075	1,096,519	991,626	1,063,287	1,035,458	4,261,445	4,186,890
Noninterest expense	2,681,987	2,613,954	2,564,033	2,532,562	2,814,601	2,579,660	2,431,183	2,515,789	10,392,536	10,341,233
Income before income taxes	930,538	1,025,052	1,043,238	1,136,739	922,850	929,645	1,163,542	1,077,111	4,135,567	4,093,148
Income tax expense	233,278	267,287	277,732	309,361	218,785	230,247	327,139	290,854	1,087,658	1,067,025
Net income	$ 697,260	$ 757,765	$ 765,506	$ 827,378	$ 704,065	$ 699,398	$ 836,403	$ 786,257	$ 3,047,909	$ 3,026,123
Basic earnings per share (in dollars per share)	$ 0.39	$ 0.43	$ 0.43	$ 0.47	$ 0.40	$ 0.40	$ 0.47	$ 0.44	$ 1.72	$ 1.71
Diluted earnings per share (in dollars per share)	$ 0.39	$ 0.42	$ 0.43	$ 0.46	$ 0.39	$ 0.39	$ 0.47	$ 0.44	$ 1.70	$ 1.70